Segment Information - Summary of Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of summarized investment per segment [line items]
Investments general account	€ 76,825	€ 157,831
Investments for account of policyholders	180,006	250,953
Investments on balance sheet	256,831	408,784
Off-balance sheet investments third parties	490,578	614,136
Total revenue-generating investments	747,409	1,022,920
Financial assets, excluding derivatives	76,766	155,188
Investments in real estate	59	2,643	€ 2,385
Total investments on balance sheet	256,831	408,784
Investments in joint ventures	1,443	1,743	1,376
Investments in associates	165	1,289	€ 1,264
Assets held for sale	89,752	0
Other assets	53,595	56,436
Assets	401,786	468,252
Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	59,643	99,884
Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	12,556	46,823
Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	184,130	258,871
Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	502	3,206
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	388	2,015
Investments for account of policyholders	15,505	29,539
Financial assets, excluding derivatives	388	2,015
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	53,647	97,195
Investments for account of policyholders	5,694	19,821
Financial assets, excluding derivatives	53,647	97,195
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	12,556	46,823
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	10,175	9,155
Investments for account of policyholders	3,622	9,080
Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	59	2,643
Investments for account of policyholders	443	563
Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	154,741	191,950
Americas [member]
Disclosure of summarized investment per segment [line items]
Investments general account	73,132	80,938
Investments for account of policyholders	89,535	115,596
Investments on balance sheet	162,667	196,534
Off-balance sheet investments third parties	216,060	240,248
Total revenue-generating investments	378,727	436,782
Total investments on balance sheet	162,667	196,534
Investments in joint ventures		56
Other assets	44,551	37,447
Assets	207,217	234,037
Americas [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	56,564	65,694
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	12,475	11,352
Americas [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	93,585	119,450
Americas [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	42	39
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	345	493
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	51,008	61,014
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	12,475	11,352
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	9,262	8,040
Americas [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	42	39
Americas [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	89,535	115,596
The Netherlands [member]
Disclosure of summarized investment per segment [line items]
Investments general account		66,384
Investments for account of policyholders		25,673
Investments on balance sheet		92,058
Off-balance sheet investments third parties	7,325	7,711
Total revenue-generating investments	7,325	99,769
Total investments on balance sheet		92,058
Investments in joint ventures		343
Investments in associates		1,103
Assets held for sale	89,752
Other assets		13,271
Assets	89,752	106,775
The Netherlands [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives		24,443
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives		35,358
The Netherlands [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives		29,669
The Netherlands [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate		2,588
The Netherlands [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account		1,410
Investments for account of policyholders		9,078
The Netherlands [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account		26,951
Investments for account of policyholders		12,044
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account		35,358
The Netherlands [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account		79
Investments for account of policyholders		3,493
The Netherlands [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account		2,588
The Netherlands [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders		1,059
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,457	1,876
Investments for account of policyholders	90,007	108,713
Investments on balance sheet	91,463	110,589
Off-balance sheet investments third parties	122,742	151,097
Total revenue-generating investments	214,205	261,687
Total investments on balance sheet	91,463	110,589
Investments in associates		9
Other assets	3,800	3,160
Assets	95,264	113,758
United Kingdom [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	991	1,299
United Kingdom [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	90,029	108,727
United Kingdom [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	443	563
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	25	29
Investments for account of policyholders	15,493	20,221
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	777	1,159
Investments for account of policyholders	5,677	7,649
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	654	687
Investments for account of policyholders	3,617	5,581
United Kingdom [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	443	563
United Kingdom [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	64,776	74,698
Asset management [member]
Disclosure of summarized investment per segment [line items]
Investments general account	136	296
Investments on balance sheet	136	296
Off-balance sheet investments third parties	141,067	212,779
Total revenue-generating investments	141,203	213,076
Total investments on balance sheet	136	296
Investments in joint ventures	471	368
Investments in associates	129	151
Other assets	503	510
Assets	1,239	1,326
Asset management [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	96	257
Asset management [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	40	40
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	7	9
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	15	11
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	114	276
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	39	21
Investments on balance sheet	39	21
Total revenue-generating investments	39	21
Total investments on balance sheet	39	21
Investments in joint ventures	0	39
Investments in associates	16	20
Other assets	21,361	32,975
Assets	21,415	33,056
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	38	20
Holding and other activities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	1	1
Holding and other activities [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1	1
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	38	20
International [Member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,061	8,315
Investments for account of policyholders	464	974
Investments on balance sheet	2,526	9,288
Off-balance sheet investments third parties	3,384	2,300
Total revenue-generating investments	5,910	11,589
Total investments on balance sheet	2,526	9,288
Investments in joint ventures	972	936
Investments in associates	20	18
Other assets	7,827	2,736
Assets	11,344	12,979
International [Member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	1,991	8,191
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	43	93
International [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	475	987
International [Member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	17	16
International [Member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	10	72
Investments for account of policyholders	12	243
International [Member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,847	8,060
Investments for account of policyholders	17	128
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	43	93
International [Member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	145	73
Investments for account of policyholders	5	6
International [Member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	17	16
International [Member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	431	597
Eliminations [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders		(4)
Investments on balance sheet		(4)
Total revenue-generating investments		(4)
Total investments on balance sheet		(4)
Investments in associates		(12)
Other assets	(24,446)	(33,663)
Assets	€ (24,446)	(33,679)
Eliminations [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives		(4)
Eliminations [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders		€ (4)